UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross, LLC.
Address:	125 Summer Street
		Boston, MA 02110

13F File Number: 028-13512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Edward E. Wendell, Jr.
Title:	Principal
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Edward E. Wendell, Jr., Chief Compliance Officer	Boston, MA	July 25, 2011

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		7

Form 13F Information Table Value Total:		$        1,693,059,000










List of Other Included Managers:			None.
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                                                                            FORM 13F INFORMATION TABLE



               Column 1                Column 2       Column 3 Column 4  Column 5         Column 6  Column 7 Column8

                                                                 VALUE    SHARES/  SH/PUTINVESTMENT  OTHER  VOTING AUTHORITY
            NAME OF ISSUER            TITLE OF CL        CUSIP (x$1000)   PRN AMT  PRNCALDISCRETION MANAGERS  SOLE    SHARED NONE

ANGLO AMERICAN PLC ADR                ADR            03485P201   239,368  9,658,109sh       Sole              804,201
ANGLOGOLD ASHANTI - SPON ADR          Spsrd ADR        35128206  203,182  4,827,313sh       Sole              451,504
FIBRIA CELULOSE SA - ADR              ADR            31573A109    98,479  7,466,174sh       Sole              181,508
ITAU UNIBANCO HOLDINGS S.A. - ADR     ADR             465562106  615,269 26,126,060sh       Sole            1,575,059
PETROLEO BRASILEIRO S.A.- ADR         ADR            71654V408       759     22,408sh       Sole                    0
ROYAL DUTCH SHELL - ADR A             ADR             780259206  187,068  2,629,941sh       Sole              157,203
TAIWAN SEMICONDUCTOR-SP ADR           Spsrd ADR       874039100  348,934 27,671,216sh       Sole            2,223,829

































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